Market Risk Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Market Risk Benefits
MRBs are defined as contracts or contract features that both provide protection to the contract holder from other-than-nominal capital market risk and expose Corebridge to other-than nominal capital market risk. The MRB is an amount that a policyholder receives in addition to the account balance upon the occurrence of a specific event or circumstance, such as death, annuitization, or periodic withdrawal that involves protection from other-than-nominal capital market risk. Certain contract features, such as GMWBs, GMDBs and GMIBs commonly found in variable, fixed index and fixed annuities, are MRBs. MRBs are assessed at contract inception using a non-option method involving attributed fees that results in an initial fair value of zero or an option method that results in a fair value greater than zero.
MRBs are recorded at fair value, and Corebridge applies a non-option attributed fee valuation method for variable products, and an option-based valuation method (host offset) for both fixed index and fixed products. Under the non-option valuation method, the attributed fee is determined at contract inception; it cannot exceed the total contract fees and assessments collectible from the contract holder and cannot be less than zero. Investment margin is excluded from the attributed fee determination. Under the option-based valuation method, an offset to the host amount related to the MRB amount is established at inception. Changes in the fair value of MRBs are recorded in net income in Changes in the fair value of Market Risk Benefits, net and the portion of the fair value change attributable to instrument-specific credit risk, is recognized in OCI. MRBs are derecognized when the underlying contract is surrendered, a GMDB is incurred, a GMIB is annuitized, or when the account value is exhausted on a policy with a GMWB. When a policyholder elects to annuitize a GMIB rider or the account value on a policy with a GMWB rider is reduced to zero, the policy is converted to a payout annuity automatically. When a conversion occurs, the policyholder is issued a new payout annuity contract. At this point, the MRB is derecognized, and a LFPB is established for the payout annuity.
Assumptions used to determine the MRB asset (including ceded MRBs) or liability generally include mortality rates that are based upon actual experience modified to allow for variations in policy form; lapse rates that are based upon actual experience modified to allow for variations in policy features; and investment returns, based on stochastically generated scenarios. We evaluate at least annually estimates used to determine the MRB asset or liability and adjust the balance, with a related charge or credit to Change in fair value of MRBs, net, if actual experience or other evidence suggests that earlier assumptions should be revised. In addition, MRBs are valued such that the current provision for nonperformance risk is reflected in the claims cash flows of the asset or liability valuation for direct MRBs. The nonperformance risk spread at contract issue is locked-in. The difference between the MRB valued using the at issue nonperformance risk spread and the current nonperformance risk spread is reported through OCI, while changes in the counterparty credit risk related to ceded MRBs are reported in income.
Changes in the fair value of MRBs, net represents changes in the fair value of market risk benefit liabilities and assets (with the exception of instrument-specific credit risk changes), and includes attributed rider fees and benefits, net of changes in the fair value of derivative instruments and fixed maturity securities that are used to economically hedge market risk from the VA GMWB riders.
The following table presents the transition rollforward of MRBs:

	Individual Retirement	Group Retirement	Total
(in millions)
Pre-adoption December 31, 2020 carrying amount for features now classified as MRBs	$—	$—	$—
Adjustment for the reclassification of the embedded derivative liability from policyholder contract deposits, net of the host adjustment(s)(a)	5,894	577	6,471
Adjustment for the reclassification of additional liabilities from Future policy benefits(b)	1,356	219	1,575
Adjustments for the cumulative effect of the changes in the instrument - specific credit risk between the original contract issuance date and the transition date(c)	2,140	187	2,327
Adjustment for the removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)(d)	(516)	(89)	(605)
Adjustment for the remaining difference (exclusive of the instrument-specific credit risk change and host contract adjustments) between previous carrying amount and fair value measurement for the MRB(e)	(1,275)	(92)	(1,367)
Post-adoption January 1, 2021 carrying amount for features now classified as MRBs	$7,599	$802	$8,401
__________________
(a)Adjustments for the reclassification from Policyholder contract deposits represents certain contract guarantees (e.g., GMWBs) that were previously classified as embedded derivatives, but have been reclassified as MRBs as of January 1, 2021, and the related host impact. The impact on Retained earnings or AOCI resulting from the simultaneous remeasurement of the guarantee as a market risk benefit is reflected in the lines below.
(b)Adjustments for the reclassification from Future policy benefits represents contract guarantees (e.g., GMDBs) that were previously classified as insurance liabilities within Future policy benefits, but have been reclassified as MRBs as of January 1, 2021. The impact on Retained earnings or AOCI resulting from the simultaneous remeasurement of the guarantee as a market risk benefit is reflected in the lines below.
(c)Adjustments for the cumulative effect of the changes in the instrument-specific credit risk between the original contract issuance date and the transition date are recognized in AOCI.
(d)Adjustment for the removal of related balances in AOCI income originating from unrealized gains (losses) with an offset to AOCI relate to the additional liabilities reclassified from Future policy benefits in the line above.
(e)Adjustment for the remaining difference represents the measurement of MRBs at fair value, excluding the impact of instrument-specific credit risk with an offset to Retained earnings.
The following is a reconciliation of MRBs by amounts in an asset position and in liability position to the MRB amounts in the Condensed Consolidated Balance Sheets at transition:

	Individual Retirement	Group Retirement	Total
(in millions)
Market risk benefit in an asset position	$176	$—	$176
Reinsured market risk benefit	162	—	162
Market Risk Benefit assets, at fair value	$338	$—	$338
Market Risk Benefit liabilities, at fair value	7,937	802	8,739
Market risk benefit, net, January 1, 2021	$7,599	$802	$8,401
The following table presents the balances of and changes in market risk benefits:

Three Months Ended March 31, 2023	Individual Retirement	Group Retirement	Total
(in millions, except for attained age of contract holders)
Balance, beginning of year	$3,738	$296	$4,034
Balance, beginning of year, before effect of changes in instrument-specific credit risk	3,297	272	3,569
Issuances	191	9	200
Interest accrual	38	4	42
Attributed fees	235	17	252
Expected claims	(25)	(1)	(26)
Effect of changes in interest rates	478	46	524
Effect of changes in interest rate volatility	(73)	(4)	(77)
Effect of changes in equity markets	(391)	(36)	(427)
Effect of changes in equity index volatility	16	(3)	13
Actual outcome different from model expected outcome	72	1	73
Effect of changes in other future expected assumptions	(94)	(18)	(112)
Other, including foreign exchange	1	—	1
Balance, end of period, before effect of changes in instrument-specific credit risk	3,745	287	4,032
Effect of changes in the instrument-specific credit risk	339	32	371
Balance, end of period	4,084	319	4,403
Less: Reinsured MRB, end of period	(89)	—	(89)
Net Liability Balance after reinsurance recoverable	$3,995	$319	$4,314
Net amount at risk
GMDB only	$1,307	$266	$1,573
GMWB only	$63	$5	$68
Combined*	$1,726	$31	$1,757
Weighted average attained age of contract holders	71	64

Three Months Ended March 31, 2022	Individual Retirement	Group Retirement	Total
(in millions, except for attained age of contract holders)
Balance, beginning of year	$6,452	$582	$7,034
Balance, beginning of year, before effect of changes in instrument-specific credit risk	4,518	415	4,933
Issuances	40	5	45
Interest accrual	39	6	45
Attributed fees	197	19	216
Expected claims	(13)	—	(13)
Effect of changes in interest rates	(1,381)	(125)	(1,506)
Effect of changes in interest rate volatility	172	13	185
Effect of changes in equity markets	387	16	403
Effect of changes in equity index volatility	(2)	1	(1)
Actual outcome different from model expected outcome	105	16	121
Other, including foreign exchange	1	(3)	(2)
Balance, end of period before effect of changes in instrument-specific credit risk	4,063	363	4,426
Effect of changes in the instrument-specific credit risk	1,027	82	1,109
Balance, end of period	5,090	445	5,535
Less: Reinsured MRB, end of period	(120)	—	(120)
Net Liability Balance after reinsurance recoverable	$4,970	$445	$5,415
Net amount at risk
GMDB only	$903	$186	$1,089
GMWB only	$264	$30	$294
Combined*	$752	$16	$768
Weighted average attained age of contract holders	70	63
__________________
*Certain contracts contain both guaranteed GMDB and GMWB features and are modeled together for the purposes of calculating the MRB.
The following is a reconciliation of MRBs by amounts in an asset position and in a liability position to the MRBs amount in the Condensed Consolidated Balance Sheets:

	March 31, 2023			March 31, 2022
(in millions)	Asset*	Liability*	Net	Asset*	Liability*	Net
Individual Retirement	$685	$4,680	$3,995	$524	$5,494	$4,970
Group Retirement	145	464	319	142	587	445
Total	$830	$5,144	$4,314	$666	$6,081	$5,415
___________________
*Cash flows and attributed fees for MRBs are determined on a policy level basis and are reported based on their asset or liability position at the balance sheet date.
For additional information related to fair value measurements of MRBs, see Note 4.
ANNUITY GUARANTEES
Annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDBs that are payable in the event of death and living benefits that are payable when partial withdrawals exhaust a policy’s account value, in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits primarily include GMWB. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e., the features are mutually exclusive (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse’s death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.
Guaranteed Benefits on Variable Annuities
Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract, less any partial withdrawals plus a minimum return (and in rare instances, no minimum return), (b) return of premium whereby the benefit is the greater of the current account value or premiums paid less any partial withdrawals, (c) rollups whereby the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified rates up to specified ages, or (d) the highest contract value attained, typically on any anniversary date less any subsequent withdrawals following the contract anniversary. GMDB is our most widely offered benefit.
The liability for GMDB, which is recorded in MRBs represents the expected value of benefits discounted at-inception non-performance risk spreads in excess of the projected account value through change in fair value MRBs, net. The net amount at risk for the GMDB feature represents the amount of guaranteed benefits in excess of account value if all policyholders died.
Certain of our variable annuity contracts contain optional GMWBs and, to a lesser extent, GMABs. GMWBs related to variable annuity contracts are recorded and are accounted for as MRBs measured at fair value, with changes in the fair value (excluding changes in instrument-specific credit risk) recorded in Change in the fair value of MRBs, net. The net amount at risk for the GMWB represents benefits in excess of the account value at the balance sheet assuming the utilization of all benefits by the contract holders at the balance sheet date.
Guaranteed Benefits on Fixed Index and Fixed Annuities
Certain of our fixed annuity and fixed index annuity contracts, which are not offered through separate accounts, contain optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. Once the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount; for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living. The liability for GMWB benefits in fixed annuity and fixed index annuity contracts, which are recorded in MRBs, represents the expected value of benefits in excess of the projected account value, with the excess (excluding changes in instrument-specific credit risk) recognized at fair value through Change in the fair value of MRBs, net.
The liability for all of our GMWB benefits in fixed annuity and fixed index annuity contracts are accounted for as MRBs.
For a discussion of the fair value measurement of guaranteed benefits that are accounted for as MRBs, see Note 4.
Market Risk BenefitsMRBs are defined as contracts or contract features that both provide protection to the contract holder from other-than-nominal capital market risk and expose Corebridge to other-than nominal capital market risk. The MRB is an amount that a policyholder receives in addition to the account balance upon the occurrence of a specific event or circumstance, such as death, annuitization, or periodic withdrawal that involves protection from other-than-nominal capital market risk. Certain contract features, such as GMWBs, GMDBs and GMIBs commonly found in variable, fixed index and fixed annuities, are MRBs. MRBs are assessed at contract inception using a non-option method involving attributed fees that results in an initial fair value of zero or an option method that results in a fair value greater than zero.
MRBs are recorded at fair value, and Corebridge applies a non-option attributed fee valuation method for variable annuity products, and an option-based valuation method (host offset) for both fixed index and fixed products. Under the non-option valuation method, the attributed fee is determined at contract inception; it cannot exceed the total contract fees and assessments collectible from the contract holder and cannot be less than zero. Investment margin is excluded from the attributed fee determination. Under the option-based valuation method, an offset to the host amount related to the MRB amount is established at inception. Changes in the fair value of MRBs are recorded in net income in Changes in the fair value of market risk benefits, net and the portion of the fair value change attributable to our own credit risk, is recognized in OCI. MRBs are derecognized when the underlying contract is surrendered, a GMDB is incurred, a GMIB is annuitized, or when the account value is exhausted on a policy with a GMWB. When a policyholder elects to annuitize a GMIB rider or the account value on a policy with a GMWB rider is reduced to zero, the policy is converted to a payout annuity automatically. When a conversion occurs, the policyholder is issued a new payout annuity contract. At this point, the MRB is derecognized, and a LFPB is established for the payout annuity.
Assumptions used to determine the MRB asset (including ceded MRBs) or liability generally include mortality rates that are based upon actual experience modified to allow for variations in policy form; lapse rates that are based upon actual experience modified to allow for variations in policy features; and investment returns, based on stochastically generated scenarios. We evaluate at least annually, estimates used to determine the MRB asset or liability and adjust the balance, with a related charge or credit to Change in fair value of market risk benefits, net, if actual experience or other evidence suggests that earlier assumptions should be revised. In addition, MRBs are valued such that the current provision for nonperformance risk is reflected in the claims cash flows of the asset or liability valuation for direct MRBs. The nonperformance risk spread at contract issue is locked-in. The difference between the MRB valued using the at issue nonperformance risk spread and the current nonperformance risk spread is reported through other comprehensive income, while changes in the counterparty credit risk related to ceded MRBs are reported in income.
Changes in the fair value of Market Risk Benefits, net represents changes in the fair value of market risk benefit liabilities and assets (with the exception of our own credit risk changes), and includes attributed rider fees and benefits, net of changes in the fair value of derivative instruments and fixed maturity securities that are used to economically hedge market risk from the VA GMWB riders.
The following table presents the transition rollforward of MRBs:

	Individual Retirement	Group Retirement	Total
(in millions)
Pre-adoption December 31, 2020 carrying amount for features now classified as MRBs	$—	$—	$—
Adjustment for the reclassification of the embedded derivative liability from policyholder contract deposits, net of the host adjustment(s)(a)	5,894	577	6,471
Adjustment for the reclassification of additional liabilities from Future policy benefits(b)	1,356	219	1,575
Adjustments for the cumulative effect of the changes in our own credit risk between the original contract issuance date and the transition date(c)	2,140	187	2,327
Adjustment for the removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)(d)	(516)	(89)	(605)
Adjustment for the remaining difference (exclusive of our own credit risk change and host contract adjustments) between previous carrying amount and fair value measurement for the MRB(e)	(1,275)	(92)	(1,367)
Post-adoption January 1, 2021 carrying amount for features now classified as MRBs	$7,599	$802	$8,401
__________________
(a)Adjustments for the reclassification from Policyholder contract deposits represents certain contract guarantees (e.g., GMWBs) that were previously classified as embedded derivatives, but have been reclassified as MRBs as of January 1, 2021, and the related host impact. The impact on Retained earnings or AOCI resulting from the simultaneous remeasurement of the guarantee as a market risk benefit is reflected in the lines below.
(b)Adjustments for the reclassification from Future policy benefits represents contract guarantees (e.g., GMDBs) that were previously classified as insurance liabilities within Future policy benefits, but have been reclassified as MRBs as of January 1, 2021. The impact on Retained earnings or AOCI resulting from the simultaneous remeasurement of the guarantee as a market risk benefit is reflected in the lines below.
(c)Adjustments for the cumulative effect of the changes in our own credit risk between the original contract issuance date and the transition date are recognized in AOCI.
(d)Adjustment for the removal of related balances in AOCI originating from unrealized gains (losses) with an offset to AOCI relate to the additional liabilities reclassified from Future policy benefits in the line above.
(e)Adjustment for the remaining difference represents the measurement of MRBs at fair value, excluding the impact of our own credit risk with an offset to Retained earnings.
The following is a reconciliation of MRBs by amounts in an asset position and in liability position to the MRB amounts in the Consolidated Balance Sheets at transition:

	Individual Retirement	Group Retirement	Total
(in millions)
Market risk benefit in an asset position	$176	$—	$176
Reinsured market risk benefit	162	—	162
Market Risk Benefit assets, at fair value	$338	—	$338
Market Risk Benefit liabilities, at fair value	7,937	802	8,739
Market risk benefit, net, January 1, 2021	$7,599	$802	$8,401
The following table presents the balances of and changes in market risk benefits:

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Total
(in millions, except for attained age of contract holders)
Balance, beginning of year	$6,452	$582	$7,034
Balance, beginning of year, before effect of changes in our own credit risk	4,518	415	4,933
Issuances	263	25	288
Interest accrual	172	21	193
Attributed fees	864	70	934
Expected claims	(83)	(2)	(85)
Effect of changes in interest rates	(4,087)	(371)	(4,458)
Effect of changes in interest rate volatility	263	18	281
Effect of changes in equity markets	1,382	122	1,504
Effect of changes in equity index volatility	(75)	1	(74)
Actual outcome different from model expected outcome	164	(3)	161
Effect of changes in future expected policyholder behavior	(2)	(18)	(20)
Effect of changes in other future expected assumptions	(85)	—	(85)
Other, including foreign exchange	3	(6)	(3)
Balance, end of year before effect of changes in our own credit risk	3,297	272	3,569
Effect of changes in our own credit risk	441	24	465
Balance, end of year	3,738	296	4,034
Less: Reinsured MRB, end of year	(94)	—	(94)
Net Liability Balance after reinsurance recoverable	$3,644	$296	$3,940
Net amount at risk
GMDB only	$1,615	$371	$1,986
GMWB only	$27	$1	$28
Combined*	$2,084	$39	$2,123
Weighted average attained age of contract holders	70	64

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Total
(in millions, except for attained age of contract holders)
Balance, beginning of year	$7,761	$802	$8,563
Balance, beginning of year, before effect of changes in our own credit risk	5,621	615	6,236
Issuances	247	28	275
Interest accrual	142	21	163
Attributed fees	805	74	879
Expected claims	(54)	(2)	(56)
Effect of changes in interest rates	(1,098)	(107)	(1,205)
Effect of changes in interest rate volatility	74	4	78
Effect of changes in equity markets	(1,414)	(203)	(1,617)
Effect of changes in equity index volatility	33	20	53
Actual outcome different from model expected outcome	106	8	114
Effect of changes in future expected policyholder behavior	53	(36)	17
Other, including foreign exchange	3	(7)	(4)
Balance, end of year before effect of changes in our own credit risk	4,518	415	4,933
Effect of changes in our own credit risk	1,934	167	2,101
Balance, end of year	6,452	582	7,034
Less: Reinsured MRB, end of year	(145)	—	(145)
Net Liability Balance after reinsurance recoverable	$6,307	$582	$6,889
Net amount at risk
GMDB only	$684	$159	$843
GMWB only	$831	$118	$949
Combined*	$567	$14	$581
Weighted average attained age of contract holders	70	63
__________________
*Certain contracts contain both guaranteed GMDB and GMWB features and are modeled together for the purposes of calculating the MRB.
The following is a reconciliation of MRBs by amounts in an asset position and in a liability position to the MRBs amount in the Consolidated Balance Sheets:

Years Ended December 31,	2022			2021
(in millions)	Asset*	Liability*	Net	Asset*	Liability*	Net
Individual Retirement	$661	$4,305	$3,644	$472	$6,779	$6,307
Group Retirement	135	431	296	138	720	582
Total	$796	$4,736	$3,940	$610	$7,499	$6,889
__________________
*Cash flows and attributed fees for MRBs are determined on a policy level basis and are reported based on their asset or liability position at the balance sheet date.
For additional information related to fair value measurements of MRBs see Note 4.
Actuarial Assumption Updates for Market Risk Benefits
Corebridge recognized a $105 million favorable and $17 million unfavorable impact in net income for 2022 and 2021, respectively, attributable to the annual actuarial assumption review. For 2022, the impacts were mainly due to an update to the relationship between projected equity growth and interest rates for annuities. For 2021, the impacts were mainly due to updating the lapse rate expectations. Assumptions left unchanged were deemed to be consistent with management’s best estimate at the time of the review.
ANNUITY GUARANTEES
Annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDBs that are payable in the event of death and living benefits that are payable when partial withdrawals exhaust a policy’s account value, in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits primarily include GMWBs. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e., the features are mutually exclusive (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse’s death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.
Guaranteed Benefits on Variable Annuities
Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract, less any partial withdrawals plus a minimum return (and in rare instances, no minimum return), (b) return of premium whereby the benefit is the greater of the current account value or premiums paid less any partial withdrawals, (c) rollups whereby the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified rates up to specified ages, or (d) the highest contract value attained, typically on any anniversary date less any subsequent withdrawals following the contract anniversary. GMDB is our most widely offered benefit.
Certain of our variable annuity contracts also contain living benefit riders, which include optional GMWBs and, to a lesser extent, GMABs and GMIBs. These living benefits and GMDBs related to variable annuity contracts are accounted for as MRBs measured at fair value, with changes in the fair value (excluding changes in our own credit risk) recorded in Change in the fair value of market risk benefits, net. The net amount at risk for the GMWB represents benefits in excess of the account value assuming the utilization of all benefits by the contract holders at the balance sheet date. The net amount at risk for the GMDB feature represents the amount of guaranteed benefits in excess of account value if all policyholders died.
Guaranteed Benefits on Fixed Index and Fixed Annuities
Certain of our fixed annuity and fixed index annuity contracts, which are not offered through separate accounts, contain optional GMWBs. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. Once the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount; for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living. The liability for GMWBs in fixed annuity and fixed index annuity contracts, which are recorded in MRBs, represents the expected value of benefits in excess of the projected account value, with the excess (excluding changes in our own credit risk) recognized at fair value through Change in the fair value of MRBs, net.
The liability for all of our GMWBs in fixed annuity and fixed index annuity contracts are accounted for as MRBs.
For a discussion of the fair value measurement of guaranteed benefits that are accounted for as MRBs, see Note 4.